Interest expense, net	12 Months Ended
Dec. 31, 2025
Interest Expense, Operating and Nonoperating [Abstract]
Interest expense, net	Interest expense, net

Year ended December 31,	2025	2024
Credit Facility	$19,470	$30,183
Equipment financing	17,898	14,981
Senior unsecured notes	13,549	—
Convertible debentures	3,361	6,874
Interest on customer supply chain financing	—	2,539
Mortgage	923	951
Amortization of debt premium on senior secured notes	(163)	—
Amortization of deferred financing costs	2,948	3,000
Interest expense	57,986	58,528
Other interest expense, net	945	812
	$58,931	$59,340